Consolidated Shareholders' Equity - Summary of Characteristics of Employee Share Ownership Plans Awarded (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Percentage of average of quoted market prices of shares	80.00%
Description of average quoted market price in shares	20 trading days preceding June 9, 2018, June 14, 2017 and June 8, 2016, respectively.